Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
	2019	2018
	US$’000	US$’000

Contract receivables	3,622	5,201
Less: allowance for doubtful accounts	(36)	(112)
	3,586	5,089

Allowance for doubtful accounts activity
	2019	2018
	US$’000	US$’000

Balance at beginning of period	112	109
(Less) / add: (reversal in) / provision for allowances	(76)	3
Balance at end of period	36	112

Age analysis of past due account receivables
	2019	2018
	US$’000	US$’000

Current	1,495	4,485
Past due
1-30 days	41	200
31-60 days	1,343	38
61-90 days	99	17
Greater than or equal to 91 days	608	349
	2,091	604
	3,586	5,089

ZHEJIANG TIANLAN
Accounts receivable, net
	2019	2018
	RMB’000	RMB’000

Contract receivables	165,262	177,632
Less: allowance for doubtful accounts	(26,484)	(24,047)

	138,778	153,585

Allowance for doubtful accounts activity
	2019	2018
	RMB’000	RMB’000

Balance at beginning of period	24,047	41,761
Add/(less): provision for/(reduction in) allowances	2,437	(17,714)

Balance at end of period	26,484	24,047

Age analysis of past due account receivables
	2019	2018
	RMB’000	RMB’000

Within 1 year	96,456	119,233
1 year - 2 years	30,252	21,182
2 years - 3 years	6,260	9,492
3 years - 4 years	5,179	3,225
4 years - 5 years	631	453

	138,778	153,585